Trust Termination (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014 item	Apr. 06, 2015
Trust Termination [Line Items]
Date of Trust Agreement	Dec. 07, 1906
Period limiting perpetuity of Trust	20 years
Number of named trust survivors	18
Date of Trust termination	Apr. 06, 2015
Net monies balance estimate	$ 6,859,000
Principal Charges Account Balance Estimate	4,710,000
Scenario, Forecast [Member]
Trust Termination [Line Items]
Final distribution amount estimate		$ 11,569,000
Earnings per share final distribution estimate		$ 7.71